Marketable securities - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized cost	$ 138,267	$ 67,546
Gross unrealized gains	242	133
Gross unrealized losses	(90)	(127)
Fair value	138,419	67,552
Corporate bond
Marketable Securities [Line Items]
Amortized cost	50,543	18,521
Gross unrealized gains	73	57
Gross unrealized losses	(6)	(29)
Fair value	50,610	18,549
Agency bond
Marketable Securities [Line Items]
Amortized cost	60,575	40,487
Gross unrealized gains	121	63
Gross unrealized losses	(59)	(64)
Fair value	60,637	40,486
Treasury bills
Marketable Securities [Line Items]
Amortized cost	972
Gross unrealized gains	0
Gross unrealized losses	(3)
Fair value	969
US Government
Marketable Securities [Line Items]
Amortized cost	26,177	8,538
Gross unrealized gains	48	13
Gross unrealized losses	(22)	(34)
Fair value	$ 26,203	$ 8,517